Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Shares held in trust for restricted share units	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Total equity attributable to shareholders of the Company	Non-controlling interests
Balance beginning of year at Dec. 31, 2023		$ 3,413,365	$ (19,263)	$ 2,617,216	$ (4,751)	$ (2,488,420)		$ (6,182)
Shares issued upon exercise of share options		14,112
Shares issued upon exercise of performance share units		499
Transfer of contributed surplus on exercise of options		5,802
Shares repurchased and cancelled, net of tax		0		0
Share issuance cost		0
Shares purchased and held in trust for restricted share units			(1,962)
Shares released for settlement of restricted share units			8,255
Share-based payment arrangements				10,102
Transfer to deficit on disposal of Romania segment				0	0	0		0
Shares redeemed upon exercise of restricted share units				(8,255)
Shares redeemed upon exercise of performance share units				(499)
Transfer to share capital on exercise of options				(5,802)
Other comprehensive income for the year attributable to shareholders of the Company					67,070
Net earnings attributable to shareholders of the Company	$ 289,121					289,121
Reclassification on derecognition of investments in marketable securities					(6,136)	6,136
Loss attributable to non-controlling interests	(2,161)							(2,161)
(Distributions to) contributions from non-controlling interests								200
Balance end of year at Dec. 31, 2024	3,888,447	3,433,778	(12,970)	2,612,762	56,183	(2,193,163)	$ 3,896,590	(8,143)
Shares issued upon exercise of share options		10,554
Shares issued upon exercise of performance share units		5,282
Transfer of contributed surplus on exercise of options		3,995
Shares repurchased and cancelled, net of tax		(110,168)		(94,656)
Share issuance cost		(1,681)
Shares purchased and held in trust for restricted share units			(11,324)
Shares released for settlement of restricted share units			8,259
Share-based payment arrangements				11,577
Transfer to deficit on disposal of Romania segment				25,050	(3,811)	(25,050)		15,633
Shares redeemed upon exercise of restricted share units				(8,259)
Shares redeemed upon exercise of performance share units				(5,282)
Transfer to share capital on exercise of options				(3,995)
Other comprehensive income for the year attributable to shareholders of the Company					74,951
Net earnings attributable to shareholders of the Company	507,257					507,257
Reclassification on derecognition of investments in marketable securities					(138,876)	138,876
Loss attributable to non-controlling interests	(2,953)							(2,953)
(Distributions to) contributions from non-controlling interests								(747)
Balance end of year at Dec. 31, 2025	$ 4,283,079	$ 3,341,760	$ (16,035)	$ 2,537,197	$ (11,553)	$ (1,572,080)	$ 4,279,289	$ 3,790